INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Net operating loss	$ 6,037,000	$ 5,302,000
Intangible asset basis	132,000	146,000
Deferred rent liability	507,000
Inventory adjustments	148,000
174 R&D capitalization	144,000
Asset retirement obligation	1,000
Settlement liability	161,000	74,000
Accrued warranty	12,000	12,000
Total deferred tax asset	7,142,000	5,534,000
Deferred tax liability:
ROU assets	(465,000)	(68,000)
Fixed asset basis	(65,000)	(15,000)
Total deferred income tax liabilities	(530,000)	(83,000)
Net deferred income tax assets	6,591,000	5,451,000
Valuation allowance	(6,612,000)	(5,451,000)
Deferred tax asset (liability), net